Trade Receivables, Net Of Provisions (Components Of Trade Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Trade Receivables, Net Of Provisions [Abstract]
Trade receivables	$ 19,593	$ 51,661
Allowance for doubtful accounts	(3,530)	(2,606)	(3,392)	(11,983)
Trade receivables, net	$ 16,063	$ 49,055